Legal Proceedings	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Commitments
Legal Proceedings

NOTE 13 – Legal Proceedings

193rd Judicial District Court of Dallas County Texas. Rocky Mountain High Brands, Inc. (RMHB) FKA Totally Hemp Crazy, Inc. V Rodney Peterson (Peterson) and Rocky Mountain High Canada, Inc. (RMHC), Case #DC-16-01416; Date Filed: February 4, 2016.

Parties entered into a written agreement for the manufacture and supply of products produced under the Rocky Mountain High Brands, Inc. brand. The terms of the agreement are RMHB would manufacture and supply one million cans of our product FOB Memphis, Tennessee to Peterson, upon receipt of $650,000 from Peterson to RMHB to pay for the manufacture of the cans. Peterson paid $500,000 toward the $650,000 manufacture. Peterson defaulted under the terms of the agreement by failing to pay the remaining $150,000. RMHB tendered default notice, but Peterson failed to cure the default. RMHB terminated the agreement in accordance with its terms. RMHB seeks declaratory judgment that it is entitled to its profits as damages in the amount in excess of $500,000.

44th Judicial District Court of Dallas County Texas. Rocky Mountain High Brands, Inc. (RMHB) FKA Totally Hemp Crazy, Inc. V Donna Rayburn (Rayburn), Case #DC-16-02131; Date Filed: February 23, 2016.

RMHB and Rayburn entered into a convertible promissory note dated February 2, 2015 for the original principal amount of $165,000 (with a $5,000 original issue discount). On August 29, 2015, RMHB paid to Rayburn $197,773.95, representing return of principal and interest earned during the life of the loan. On February 19, 2016, Rayburn issued an additional demand of interest and penalties totaling $99,487.92. Rayburn has charged $137,261.87 in interest and penalties on a $160,000 loan for one year and 17 days for an effective annual interest rate of 85.77%. As additional consideration for the note, RMHB was required to issue a warrant to Rayburn for 10,000,000 of common stock. RMHB seeks a cancellation of the note and additional monetary recovery in the total amount paid to Rayburn, plus additional recovery for all usurious interest charged.  RMHB also seeks to void the warrant for 10,000,000 shares of common stock, which was issued under a voidable note.  The amount which RMHB seeks from Rayburn is in excess of $300,000. This case was non suited and will be filed as a counterclaim in the Rayburn suit pending in Seminole County, Florida.

On March 14, 2016, RMHB amended the Rayburn suit to add Meadows as a party Defendant.  RMHB has asserted usury claims in connection with $1,500,000 demand convertible note referenced below in the section pertaining to the Meadows Arbitration Claim. RMHB seeks unspecified monetary damages in connection with the Meadows Note, and further seeks cancellation of a warrant for 41,454,851 shares of common stock issued to Meadows in connection with the Meadows Note and cancellation of the Meadows Note.

Arbitration Claim of Roy J. Meadows (Meadows) Against Rocky Mountain High Brands, Inc. (RMHB) dated February 24, 2016.

Meadows claims a breach of an exchange agreement dated November 3, 2015. RMHB has denied the breach. Meadows has invoked arbitration.

Eighteenth Judicial Circuit Court of Seminole County, Florida, Rocky Mountain High Brands, Inc. v. Roy Meadows, David Meadows et al, Case No. 2016-CA-000958-15-W.

The Company filed suit for an injunction against continuation of the Meadows Arbitration. A hearing on that injunction is being set. The Meadows Arbitration hearing currently has no date for commencement.. Shortly after the suspension of the Arbitration hearing, on April 20, 2016, false, malicious, and defamatory allegations were asserted by the Shareholder Alert inappropriately released by the Law Office of A.A. McClanahan, Meadow’s attorney.

The Company has filed in the Seminole Suit a Motion for Leave To Amend its current suit to add claims against Meadows for usury, cancellation of warrants and defamation as a result of the Shareholder Alert press release.

The Company is investigating facts surrounding Meadows and others and may amend its Florida lawsuit to seek more than $20 Million in damages and disgorgement of Meadows and Rayburn profits on questionable trading activities.

Douglas County District Court, Colorado, Case No. 2015CV030672, Totally Hemp Crazy, Inc. et al v. Cannalife USA, Ltd et al.

Suit filed by the Company and Jerry Grisaffi against Defendants for Defamation, Conspiracy, and Intentional Interference with Prospective Business Relations.

101st Judicial District Court of Dallas County, Texas, Case No DC-16-01220. Fanco Global Acquisitions, LLC v Rocky Mountain High Brands, Inc.

Suit filed against the Company for alleged finders’ fee commissions. The Company contests and opposes the claim.

Commitments

NOTE 10 – Commitments

The Company is committed under an operating lease for its premises. The lease calls for monthly payments of $6,020. The lease expires December 31, 2015.

The Company has entered into employment agreement with the following officers:

In 2013, the Company entered into a ten-year employment agreement with Jerry Grisaffi, Chairman of the Board of Directors. Under the agreement, the Company agreed to compensate Mr. Grisaffi at a rate of $120,000 per year and to bonus obligations based on the profitability of the Company. The Company issued 1,000,000 shares of Preferred Series A stock to Mr. Grisaffi under the terms of the agreement.

In 2014, the Company entered into a five-year employment agreement with Thomas Shuman, President. Under the agreement, the Company agreed to compensate Mr. Shuman at a rate of $120,000 per year and to bonus obligations based on the profitability of the Company. The Company issued 21,000,000 shares of common stock and warrants to purchase 20,000,000 shares of common stock, exercisable in June 2015 to Mr. Shuman under the terms of the agreement. The fair values of the shares and warrants issued have been recorded as a prepaid expense and are being amortized over the life of the employment agreement.